Form N-CSR Cover	6 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 14
Entity Central Index Key	0000717819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024